Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	$ 1,509,513,355	$ 688,185,127
Trade and other receivables, Non-current	691,147,645	515,786,340
Trade and other payables, current	1,743,892,909	978,324,487
Trade and other payables non-current	308,308,862	179,397,412
Energy and Capacity [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	771,542,899	302,100,766
Trade and other receivables, Non-current	441,133,414	389,606,316
Total Estimated Assets	1,212,676,313	691,707,082
Trade and other payables, current	116,540,839	106,108,407
Trade and other payables non-current	288,973,001	157,402,765
Total Estimated Liabilities	405,513,840	263,511,172
Energy and Tolls [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	44,081,383	11,112,332
Total Estimated Assets	44,081,383	11,112,332
Trade and other payables, current	23,547,980	5,855,074
Total Estimated Liabilities	$ 23,547,980	$ 5,855,074